EMPLOYEE PENSION AND PROFIT SHARING PLANS	12 Months Ended
Sep. 27, 2013
Compensation And Retirement Disclosure [Abstract]
EMPLOYEE PENSION AND PROFIT SHARING PLANS

NOTE 8. EMPLOYEE PENSION AND PROFIT SHARING PLANS:

In the United States, the Company maintains qualified contributory and non-contributory defined contribution retirement plans for eligible employees, with Company contributions to the plans based on earnings performance or salary level. The Company also has a non-qualified retirement savings plan for certain employees. The total expense of the above plans for fiscal 2013, fiscal 2012 and fiscal 2011 was $32.4 million, $29.5 million and $31.5 million, respectively. The Company also maintains similar contributory and non-contributory defined contribution retirement plans at several of its international operations. The total expense of these international plans for fiscal 2013, fiscal 2012 and fiscal 2011 was $8.5 million, $5.0 million and $5.7 million, respectively. Additionally, the Company maintains several contributory and non-contributory defined benefit pension plans, primarily in Canada and the United Kingdom.

The following table sets forth the components of net periodic pension cost for the Company’s single-employer defined benefit pension plans for fiscal 2013, fiscal 2012 and fiscal 2011 (in thousands):

	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Service cost	$11,045	$9,961	$10,310
Interest cost	12,693	13,001	13,086
Expected return on plan assets	(14,256)	(12,521)	(12,738)
Settlements	308	467	704
Amortization of prior service cost	119	6	6
Recognized net (gain) loss	3,436	2,392	1,608

Net periodic pension cost	$13,345	$13,306	$12,976

The following table sets forth changes in the projected benefit obligation and the fair value of plan assets for these plans (in thousands):

	September 27, 2013	September 28, 2012
Change in benefit obligation:
Benefit obligation, beginning	$306,810	$244,754
Foreign currency translation	(7,641)	14,056
Service cost	11,045	9,961
Interest cost	12,693	13,001
Employee contributions	2,954	3,565
Actuarial loss (gain)	(12,958)	34,227
Benefits paid	(15,172)	(11,699)
Settlements and curtailments	(1,342)	(1,055)

Benefit obligation, end	$296,389	$306,810

Change in plan assets:
Fair value of plan assets, beginning	$222,272	$178,587
Foreign currency translation	(5,359)	9,866
Employer contributions	19,731	20,558
Employee contributions	2,954	3,565
Actual return on plan assets	25,890	22,601
Benefits paid	(15,172)	(11,699)
Settlements	(1,637)	(1,206)

Fair value of plan assets, end	$248,679	$222,272

Funded Status at end of year	$(47,710)	$(84,538)

Amounts recognized in the Consolidated Balance Sheets consist of the following (in thousands):

	September 27, 2013	September 28, 2012
Current benefit liability (included in Accrued expenses and other current liabilities)	$(924)	$(484)
Noncurrent benefit liability (included in Other Noncurrent Liabilities)	$(46,786)	$(84,054)
Net actuarial loss (gain) (included in Accumulated other comprehensive (income) loss before taxes)	$47,456	$77,391
Prior service cost (included in Accumulated other comprehensive (income) loss before taxes)	$44	$52

The settlements in both fiscal years primarily relate to the lump sum payments made to employees in the Company’s Korean pension plan.

The following weighted average assumptions were used to determine pension expense of the respective fiscal years:

	September 27, 2013	September 28, 2012
Discount rate	4.2%	5.0%
Rate of compensation increase	3.4%	3.5%
Long-term rate of return on assets	6.7%	6.6%

The following weighted average assumptions were used to determine the funded status of the respective fiscal years:

	September 27, 2013	September 28, 2012
Discount rate	4.6%	4.2%
Rate of compensation increase	3.3%	3.4%

Assumptions are adjusted annually, as necessary, based on prevailing market conditions and actual experience.

The accumulated benefit obligation as of September 27, 2013 was $273.8 million. During fiscal 2013, actuarial gains of approximately $24.2 million were recognized in other comprehensive income (loss) (before taxes) and $3.4 million of amortization of actuarial losses was recognized as net periodic pension cost during such period. The estimated portion of net actuarial loss included in accumulated other comprehensive loss as of September 27, 2013 expected to be recognized in net periodic pension cost during fiscal 2014 is approximately $1.0 million (before taxes).

The accumulated benefit obligation as of September 28, 2012 was $279.4 million. During fiscal 2012, actuarial losses of approximately $22.8 million and settlement gains of $0.3 million were recognized in other comprehensive income (loss) (before taxes) and $0.6 million of amortization of actuarial losses was recognized as net periodic pension cost during such period. The estimated portion of net actuarial loss included in accumulated other comprehensive loss as of September 28, 2012 expected to be recognized in net periodic pension cost during fiscal 2013 approximately $3.6 million (before taxes).

The following table sets forth information for the Company’s single-employer pension plans with an accumulated benefit obligation in excess of plan assets as of September 27, 2013 and September 28, 2012 (in thousands):

	September 27, 2013	September 28, 2012
Projected benefit obligation	$166,798	$302,072
Accumulated benefit obligation	160,798	274,701
Fair value of plan assets	131,392	217,044

Assets of the plans are invested with the goal of principal preservation and enhancement over the long-term. The primary goal is total return, consistent with prudent investment management. The Company’s investment policies also require an appropriate level of diversification across the asset categories. The current overall capital structure and targeted ranges for asset classes are 50-70% invested in equity securities and 30-50% invested in debt securities. Performance of the plans is monitored on a regular basis and adjustments of the asset allocations are made when deemed necessary.

The weighted-average long-term rate of return on assets has been determined based on an estimated weighted-average of long-term returns of major asset classes, taking into account historical performance of plan assets, the current interest rate environment, plan demographics, acceptable risk levels and the estimated value of active asset management.

The fair value of plan assets for the Company’s defined benefit pension plans as of September 27, 2013 and September 28, 2012 is as follows (see Note 15 for a description of the fair value levels) (in thousands):

	September 27, 2013	Quoted prices in active markets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3
Cash and cash equivalents and other	$2,394	$2,394	$—	$—
Investment funds:
Pooled funds—equity	157,372	—	157,372	—
Pooled funds—fixed income	88,913	—	88,913	—

Total	$248,679	$2,394	$246,285	$—

	September 28, 2012	Quoted prices in active markets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3
Cash and cash equivalents and other	$2,042	$2,042	$—	$—
Investment funds:
Pooled funds—equity	141,784	—	141,784	—
Pooled funds—fixed income	78,446	—	78,446	—

Total	$222,272	$2,042	$220,230	$—

The fair value of the pooled separate accounts is based on the value of the underlying assets, as reported to the Plan by the trustees. The pooled separate account is comprised of a portfolio of underlying securities that can be valued on active markets. Fair value is calculated by applying the Plan’s percentage ownership in the pooled separate account to the total market value of the account’s underlying securities, and is therefore categorized as Level 2 as the Plan does not directly own shares in these underlying investments. Investments in equity securities include publicly-traded domestic (approximately 33%) and international (approximately 67%) companies that are diversified across industry, country and stock market capitalization. Investments in fixed income securities include domestic (approximately 10%) and international (approximately 90%) corporate bonds and government securities. Cash and cash equivalents include direct cash holdings, which are valued based on cost, and short-term deposits and investments in money market funds for which fair value measurements are all based on quoted prices for similar assets or liabilities in markets that are not active.

It is the Company’s policy to fund at least the minimum required contributions as outlined in the required statutory actuarial valuation for each plan. The following table sets forth the benefits expected to be paid in the next five fiscal years and in aggregate for the five fiscal years thereafter by the Company’s defined benefit pension plans (in thousands):

Fiscal 2014	$12,218
Fiscal 2015	$11,423
Fiscal 2016	$11,899
Fiscal 2017	$12,488
Fiscal 2018	$13,010
Fiscal 2019 – 2023	$69,358

The estimated benefit payments above are based on assumptions about future events. Actual benefit payments may vary significantly from these estimates.

The expected contributions to be paid to the Company’s defined benefit pension plans during fiscal 2014 are approximately $25.8 million.

Multiemployer Defined Benefit Pension Plans

The Company contributes to a number of multiemployer defined benefit pension plans under the terms of collective-bargaining agreements (“CBA”) that cover its union-represented employees. The risks of participating in these multiemployer plans are different from single-employer plans in the following respects:

a. Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

b. If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

c. If the Company chooses to stop participating in some of its multiemployer plans, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

The Company’s participation in these plans for fiscal 2013 is outlined in the table below. The “EIN/Pension Plan Number” column provides the Employee Identification Number (EIN) and the three-digit plan number, if applicable. Unless otherwise noted, the most recent Pension Protection Act (PPA) zone status available in 2013 and 2012 is for the plans’ two most recent fiscal year-ends. The zone status is based on information that the Company received from the plan and is certified by the plan’s actuary. Among other factors, plans in the red zone are generally less than 65 percent funded, plans in the yellow zone are less than 80 percent funded, and plans in the green zone are at least 80 percent funded. The “FIP/RP Status Pending/Implemented” column indicates plans for which a financial improvement plan (FIP) or a rehabilitation plan (RP) is either pending or has been implemented. The last column lists the expiration date(s) of the CBA(s) to which the plans are subject. There have been no significant changes that affect the comparability of fiscal 2013, fiscal 2012 and fiscal 2011 contributions.

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status		FIP/RP Status Pending/ Implemented	Contributions by the Company (in thousands)			Surcharge Imposed	Range of Expiration Dates of CBAs
		2013	2012		2013	2012	2011
National Retirement Fund	13-6130178/ 001	Red	Red	Implemented	$6,011	$4,868	$5,367	No	1/15/2012- 9/30/2016
Service Employees Pension Fund of Upstate New York(1)	16-0908576/ 001	Red	Red	Implemented	360	247	385	No	9/30/2014- 6/30/2015
Local 1102 Retirement Trust(2)	13-1847329/ 001	Red	Red	Implemented	275	201	232	No	6/30/2013- 6/30/2015
Central States SE and SW Areas Pension Plan	36-6044243/ 001	Red	Red	Implemented	3,415	3,164	2,869	No	1/31/2007- 11/26/2015
Pension Plan for Hospital & Health Care Employees Philadelphia & Vicinity	23-2627428/ 001	Red	Red	Implemented	161	154	122	No	1/31/2018
Richmond Teamsters and Industry Pension Fund(3)	54-6056180/ 001	N/A	Green	N/A	154	121	109	No	N/A
Retail, Wholesale and Department Store International Union and Industry Pension Fund	63-0708442/001	Green	Green	N/A	306	292	292	No	1/31/2011- 1/29/2018
Local 731 IBT Textile Maintenance and Laundry Craft Pension Fund	51-6051697/001	Red	Red	Implemented	453	384	350	No	5/1/2012
SEIU National Industry Pension Fund	52-6148540/001	Red	Red	Implemented	173	280	229	No	4/14/2016
Automotive Industries Pension Plan	94-1133245/001	Red	Red	Implemented	28	27	27	No	5/31/2014
Laundry Dry Cleaning Workers & Allied Industries Retirement Fund Workers United (4)	13-5521921/001	Green	Green	N/A	221	169	116	No	10/10/2011- 2/26/2016
Other funds					12,706	12,394	11,771

Total contributions					$24,263	$22,301	$21,869

(1)	Over 60% of the Company’s participants in this fund are covered by a single CBA that expires on 6/30/2015.
(2)	Over 90% of the Company’s participants in this fund are covered by a single CBA that expires on 6/30/2015.
(3)	During fiscal 2013, the Company negotiated with a union to discontinue its participation in this fund.
(4)	Over 75% of the Company’s participants in this fund are covered by a single CBA that expires on 1/26/2016.

The Company provided more than 5 percent of the total contributions for the following plans and plan years:

Pension Fund	Contributions to the plan exceeded more than 5% of total contributions (as of the plan’s year-end)
Local 1102 Retirement Trust	December 31, 2012, 2011 and 2010
Service Employees Pension Fund of Upstate New York	December 31, 2012, 2011 and 2010
Local 731 IBT Textile Maintenance and Laundry Craft Pension Fund	March 31, 2013, 2012 and 2011
Laundry Dry Cleaning Workers & Allied Industries Retirement Fund Workers United	December 31, 2012, 2011 and 2010

During fiscal 2013, the Company reached an agreement with the New England Teamsters and Trucking Industry Pension Fund (“New England Pension Fund”), a multiemployer pension plan in which the Company is a participant, to restructure the pension liabilities. As part of this agreement, the Company agreed to withdraw from the original pool of the New England Pension Fund of which it had historically been a participant, and reenter the New England Pension Fund’s newly-established pool as a new employer. As a result of withdrawing from the original pool, the Company recorded a charge of approximately $2.4 million, which represents the present value of the future payment obligations.

At the date the Company’s financial statements were issued, Forms 5500 were not available for the plan years ending in 2013.